Discontinued Operations (Income Statement Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Disposal Group, Including Discontinued Operation, Revenue	$ 309	$ 2,075
Income (loss) from operations	63	(998)	255
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period	(32)	(65)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax, Total	31	(1,063)
(Loss) gain on disposal	(33)	2,030	0
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation	37	(677)
Net income from discontinued operations	$ 35	$ 290	$ 158